Quarterly Financial Data (Unaudited and restated) - Restated consolidated cash flow (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Net loss	$ (13,347,771)	$ (6,937,910)	$ (15,127,708)	$ (28,475,479)	$ (43,862,197)	$ (35,400,807)
Adjustments to reconcile net loss to net cash used in operating activities:
Deferred tax liability			(3,326,000)	(3,288,937)
As Previously Reported
Net loss	(13,094,771)	(10,263,910)	(18,453,708)	(31,548,479)
Adjustments to reconcile net loss to net cash used in operating activities:
Deferred tax liability				(215,937)
Adjustments
Net loss	$ (253,000)	$ 3,326,000	3,326,000	3,073,000
Adjustments to reconcile net loss to net cash used in operating activities:
Deferred tax liability			$ (3,326,000)	$ (3,073,000)